Property, Plant and Equipment, Net and Right-of-Use Assets - Summary of Distribution Expense For Depreciation Of Right-Of-Use Assets (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure Of Depreciation Of Right of use Assets [Line Items]
Depreciation, right-of-use assets	S/ 22,958
Cost of services and goods [member]
Disclosure Of Depreciation Of Right of use Assets [Line Items]
Depreciation, right-of-use assets	20,011
Administrative expenses [member]
Disclosure Of Depreciation Of Right of use Assets [Line Items]
Depreciation, right-of-use assets	S/ 2,947